Income Taxes - Effective income tax rate (Details) - Evolv Technologies Holdings Inc [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate
Federal statutory income tax rate	21.00%	21.00%
State income taxes, net of federal benefit	3.90%	1.90%
Federal and state research and development tax credits	7.30%	5.00%
Change in valuation allowance	(33.70%)	(23.20%)
Change in tax rate	1.30%	(3.00%)
Permanent differences	(0.30%)	(1.40%)
Other	0.50%	(0.30%)
Effective income tax rate	0.00%	0.00%